25. Post-Employment Benefits (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Increase by 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (444,891)
Impacts on the obligations of healthcare program	(178,133)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	72,077
Impact on cost of service for the following financial year of healthcare program	793
Sensitivity of the service cost
Impacts on the obligations of the pension	(49)
Impacts on the obligations of healthcare program	(1,961)
Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	450,899
Impacts on the obligations of healthcare program	181,222
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(67,341)
Impact on cost of service for the following financial year of healthcare program	(741)
Sensitivity of the service cost
Impacts on the obligations of the pension	50
Impacts on the obligations of healthcare program	R$ 1,995